Rights of Use - Gross Costs, Accumulated Depreciation, and Impairment Losses of Rights of Use (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	€ 8,448	€ 8,279	€ 7,579
Rights of use on land and natural properties
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	834	885	793
Rights of use on buildings
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	4,287	4,130	3,561
Rights of use on plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	3,080	3,037	3,024
Other rights of use
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	247	227	€ 201
Gross cost
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	17,210	15,005
Gross cost | Rights of use on land and natural properties
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	2,051	1,923
Gross cost | Rights of use on buildings
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	9,411	8,053
Gross cost | Rights of use on plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	5,250	4,560
Gross cost | Other rights of use
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	498	469
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(8,762)	(6,726)
Accumulated depreciation | Rights of use on land and natural properties
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(1,217)	(1,038)
Accumulated depreciation | Rights of use on buildings
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(5,124)	(3,923)
Accumulated depreciation | Rights of use on plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(2,170)	(1,523)
Accumulated depreciation | Other rights of use
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	€ (251)	€ (242)